Schedule of Trade and Other Receivables (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Trade receivables-Related parties (refer note 25(c))		$ 44,387		$ 1,226,945
Trade receivables, net	[1]	5,285,794	4,470,101	3,210,308
Total current trade and other receivables		$ 5,330,181	$ 4,470,101	$ 4,437,253

[1]	Trade receivables are presented net of an allowance of AUD$169,148, AUD$138,000, and AUD$380,604 at June 30, 2025, 2024, and 2023, respectively.